Related party transactions - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Warrants held by related parties (in shares)	9,766,667
Warrant liabilities	€ 12,051	€ 30,979	€ 0	€ 0
Shareholders
Disclosure of transactions between related parties [line items]
Warrant liabilities	€ 4,493	€ 9,864	€ 0